Basis of Presentation (Tables)	6 Months Ended
Jun. 30, 2025
Basis of Presentation [Abstract]
Disclosure of detailed information about exchange rates explanatory	The DKK/USD exchange rates used to reflect the change in presentation currency were as follows:

	Q1 2024	Q2 2024	Q3 2024	Q4 2024
Average rate	0.1456	0.1443	0.1472	0.1433
Closing rate	0.1450	0.1435	0.1502	0.1400

Disclosure of detailed information about changes in presentation currency
The change in presentation currency resulted in the following impact on the December 31, 2024 condensed consolidated balance sheets:

	Previously reported in DKK		Reported in USD
	December 31, 2024	Presentation currency change	December 31, 2024
Total assets	45,811	(39,397)	6,414
Total liabilities	9,114	(7,837)	1,277
Total shareholders' equity	36,697	(31,560)	5,137
The change in presentation currency resulted in the following impact on the three months ended June 30, 2024 condensed consolidated statements of comprehensive income:

	Previously reported in DKK		Reported in USD
	June 30, 2024	Presentation currency change	June 30, 2024
Net profit	1,408	(1,205)	203
Comprehensive income	1,534	(1,361)	173

The change in presentation currency resulted in the following impact on the six months ended June 30, 2024 condensed consolidated statements of comprehensive income:

	Previously reported in DKK		Reported in USD
	June 30, 2024	Presentation currency change	June 30, 2024
Net profit	2,733	(2,338)	395
Comprehensive income	2,907	(2,638)	269

The change in presentation currency resulted in the following impact on the six months ended June 30, 2024 condensed consolidated statements of cash flows:

	Previously reported in DKK		Reported in USD
Cash provided by (used in):	June 30, 2024	Presentation currency change	June 30, 2024
Operating activities	3,026	(2,588)	438
Investing activities	(10,134)	8,654	(1,480)
Financing activities	(3,646)	3,121	(525)

The change in presentation currency resulted in the following impact on the three months ended June 30, 2024 basic and diluted earnings per share:

	Previously reported in DKK		Reported in USD
	June 30, 2024	Presentation currency change	June 30, 2024
Earnings per share - basic	21.85	(18.70)	3.15
Earnings per share - diluted	21.7	(18.57)	3.13

The change in presentation currency resulted in the following impact on the six months ended June 30, 2024 basic and diluted earnings per share:

	Previously reported in DKK		Reported in USD
	June 30, 2024	Presentation currency change	June 30, 2024
Earnings per share - basic	42.13	(36.04)	6.09
Earnings per share - diluted	41.85	(35.80)	6.05